Shareholders' Equity (Schedule of Stock by Class) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended													9 Months Ended		12 Months Ended			0 Months Ended
	Dec. 28, 2012	Dec. 14, 2012	Sep. 30, 2014 stockclass	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013 stockclass	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2014 stockclass	Sep. 30, 2013	Dec. 31, 2013 stockclass	Dec. 31, 2012	Dec. 31, 2011	Sep. 06, 2011
Class of Stock [Line Items]
Number of classes of common stock			3			3										3		3
Preferred stock, authorized shares (in shares)			500,000			500,000							500,000			500,000		500,000	500,000	500,000
Preferred stock par value			$ 0.01			$ 0.01							$ 0.01			$ 0.01		$ 0.01	$ 0.01	$ 0.01
Dividend Amount per Share	$ 2.00	$ 0.25	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.25	$ 0.25	$ 0.25	$ 0.20	$ 0.20	$ 0.20	$ 0.9	$ 0.9	$ 1.2	$ 3	$ 0.6
Preferred stock, issued shares (in shares)			0			0							0			0		0	0	0
Common Class A [Member]
Class of Stock [Line Items]
Authorized Shares			80,000,000			80,000,000							80,000,000			80,000,000		80,000,000	80,000,000	80,000,000
Issued Common Stock						40,000,000												40,000,000	40,000,000
Issued Shares Classified as Redeemable Equity													0							0
Total Issued Shares						40,000,000							40,000,000					40,000,000	40,000,000	40,000,000
Common stock par value			$ 0.025			$ 0.025							$ 0.025			$ 0.025		$ 0.025	$ 0.025	$ 0.025
Common Class B [Member]
Class of Stock [Line Items]
Authorized Shares			80,000,000			80,000,000							80,000,000			80,000,000		80,000,000	80,000,000	80,000,000
Issued Common Stock						15,000,000												15,000,000	15,000,000
Total Issued Shares						15,000,000							15,000,000					15,000,000	15,000,000	15,000,000
Common stock par value			$ 0.025			$ 0.025							$ 0.025			$ 0.025		$ 0.025	$ 0.025	$ 0.025
Common Class C [Member]
Class of Stock [Line Items]
Authorized Shares			20,000,000			20,000,000							20,000,000			20,000,000		20,000,000	20,000,000	20,000,000
Issued Common Stock						500,000												500,000	500,000
Issued Shares Classified as Redeemable Equity						0							300,000					0	0	300,000
Total Issued Shares						500,000							500,000					500,000	500,000	500,000
Temporary equity, redemption value													$ 3.5						$ 3.5	$ 3.5
Temporary equity, redemption of equity, shares																			300,000
Common stock par value			$ 0.025			$ 0.025							$ 0.025			$ 0.025		$ 0.025	$ 0.025	$ 0.025
Common Stock Excluding Treasury Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Issued Common Stock			34,600,000			33,800,000							32,400,000			34,600,000		33,800,000	33,000,000	32,400,000
Common Stock Excluding Treasury Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Issued Common Stock			14,200,000			14,200,000							14,200,000			14,200,000		14,200,000	14,200,000	14,200,000
Common Stock Excluding Treasury Stock [Member] | Common Class C [Member]
Class of Stock [Line Items]
Issued Common Stock			0			0							0			0		0	0	0
Treasury Stock [Member]
Class of Stock [Line Items]
Stock repurchase program, authorized amount																					100.0
Purchase of treasury stock, shares																		0	0	400,000
Purchase of treasury stock																				8.2
Stock repurchase program, remaining authorized repurchase amount																		$ 91.8
Treasury Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Issued Common Stock			5,400,000			6,200,000							7,600,000			5,400,000		6,200,000	7,000,000	7,600,000
Treasury Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Issued Common Stock			800,000			800,000							800,000			800,000		800,000	800,000	800,000
Treasury Stock [Member] | Common Class C [Member]
Class of Stock [Line Items]
Issued Common Stock			500,000			500,000							200,000			500,000		500,000	500,000	200,000
Common Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Issued Common Stock			40,000,000			40,000,000							40,000,000			40,000,000		40,000,000	40,000,000	40,000,000
Common Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Issued Common Stock			15,000,000			15,000,000							15,000,000			15,000,000		15,000,000	15,000,000	15,000,000
Common Stock [Member] | Common Class C [Member]
Class of Stock [Line Items]
Issued Common Stock			500,000			500,000							200,000			500,000		500,000	500,000	200,000